Cash flows from changes in working capital	12 Months Ended
Mar. 31, 2022
Statement of cash flows [abstract]
Cash flows from changes in working capital	Adjustments to cash from operating activities

(EUR thousand)	For the financial year ended March 31
Net other financial costs	2022	2021	2020
Net change in capitalized financing expenses (excl. yearly amortization)	—	(937)	(9)
Net change in interests payable	8	28	55
Net foreign exchange gains/(losses) on financing activities	293	(280)	3,105
Net foreign exchange losses on operational activities	(409)	(1,379)	(4,178)
Other finance income	636	2,121	1,650
Interest received	247	345	552
Other finance costs	(2,579)	(2,203)	(5,947)
Total	(1,804)	(2,305)	(4,772)

(EUR thousand)	For the financial year ended March 31
Elimination of non-cash items	2022	2021	2020
Change in provisions	109	(22)	486
Change in the value of retirement benefit obligation	371	(976)	59
Changes in share-based payments	4,471	1,239	—
Call option	359	—	—
Put options from business combinations	2,835	2,817	—
Impairment financial assets	2,390	—	—
Impairment tangible and intangible assets	444	1,676	—
Fair value (gain)/loss on derivative financial instruments	586	489	(894)
Loss from participations in associated companies	720	1,056	1,839
Loss on Share base payments and NC-PECS	—	—	1,771
Capital loss tangible and intangible assets	261	696	—
Change in fair value of warrants	(18,928)	10,856	—
ZigZag earn-out reversal	(9,500)	—	—
Acquisition of PPE under construction	(1,034)	—	—
Other	(669)	649	(322)
Total	(17,585)	18,480	2,939
Cash flows from changes in working capital

(EUR thousand)	For the financial year ended March 31
	2022	2021	2020
Trade receivables	(70,781)	111,033	105,169
Other current receivables	4,350	3,450	14,690
Prepaid expenses	(225)	3,023	6,890
(Increase) / Decrease in operating receivables	(66,656)	117,506	126,749
Trade payables	19,950	(89,462)	(25,432)
Other current liabilities	3,685	(1,622)	(14,795)
Accrued liabilities	(4,046)	(6,579)	2,458
Increase / (decrease) in operating payables	19,589	(97,663)	(37,769)
Cash flows from changes in working capital	(47,067)	19,843	88,980